Investments in associates - Summary of transactions between the group and its associates (Details) - Associates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Sales to related parties	$ 855	$ 1,544	$ 2,064
Related party receivable	169	243	393
Purchases of goods, related party	4,926	9,503	14,112
Related party payables	$ 1,280	$ 1,641	$ 2,069